10. Share-Based Expense (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2019	Dec. 31, 2018
Schedule of Share-Based Compensation Expense
	Three Months Ended March 31,
	2019	2018
Research and development expenses	$11,418	$60,345
General and administrative expenses	222,522	345,849
	$233,940	$406,194

	Year Ended December 31,
	2018	2017
Research and development expenses	$203,030	$101,401
General and administrative expenses	1,228,757	1,691,692
	$1,431,787	$1,793,093

Common Stock Awards [Member]
Common stock awards
Number of shares
Balance as of January 1, 2017	2,483
Granted	3,484
Issued	(732)
Balance as of December 31, 2017	5,235
Granted	2,167
Issued	–
Balance as of December 31, 2018	7.402

Employee Stock Options [Member]
Assumptions used
	Year Ended December 31,
	2018	2017
Weighted-average expected dividend yield (%)	–	–
Weighted-average expected volatility (%)	118.03	111.37
Weighted-average risk-free interest rate (%)	2.90	1.79
Weighted-average expected life of option (years)	5.90	5.36
Weighted-average exercise price ($)	36.60	40.08

Option activity
	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	99,476	$53.16	8.94	$526,073
Granted	58,334	40.08
Expired	(9,446)	55.32
Outstanding as of December 31, 2017	148,364	47.88	8.53	$5,273
Granted	8,334	36.60
Expired	(9,245)	68.76
Outstanding as of December 31, 2018	147,453	$45.96	8.17	$–

Vested or expected to vest as of December 31, 2018	145,370	$46.20	8.16	$–

Exercisable as of December 31, 2017	60,992	$58.08	7.44	$5,273
Exercisable as of December 31, 2018	96,015	$49.32	7.92	$–

Non-vested option activity
	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	87,373	$34.32
Granted	8,334	$31.56
Forfeited	(556)	$34.92
Vested	(43,712)	$36.60
Balance as of December 31, 2018	51,439	$31.80

Non Employee Stock Options [Member]
Option activity
	Number of shares	Weighted- average exercise price	Weighted- average remaining life (years)	Aggregate intrinsic value
Outstanding as of January 1, 2017	4,787	$90.84	7.23	$–
Expired	(61)	124.08
Outstanding as of December 31, 2017	4,726	90.36	6.31	$–
Granted	834	23.16
Expired	(263)	219
Outstanding as of December 31, 2018	5,297	$73.44	5.40	$–

Vested or expected to vest as of December 31, 2018	5,297	$73.44	5.40	$–

Exercisable as of December 31, 2017	4,727	$90.36	6.31	$–
Exercisable as of December 31, 2018	5,297	$73.44	5.40	$–

Non-vested option activity
	Number of shares	Weighted- average grant date fair value
Balance as of January 1, 2018	–	$–
Granted	834	$20.76
Vested	(834)	$20.76
Balance as of December 31, 2018	–	$–